Consolidated Balance Sheets - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Current assets
Cash and Bank Deposits	$ 483,377	$ 4,756,354
Subscription receivable
Loan receivable	680,577	700,439
Trade receivable	541,064	2,090
Deposit & Prepayments	176,399	96,633
Inventory	750,028	124,556
Total current assets	2,631,445	5,680,072
Investment in Associate		891,984
Plant, machinery and equipment, net	109,447	105,378
Total non-current assets	109,447	997,362
Total assets	2,740,892	6,677,434
Current liabilities
Accounts Payable	468,362	97
Amount due to Directors	87,774	3,672
Loan payable	230,769
Accruals & Other payable	551,820	151,266
Total current liabilities	1,338,725	155,035
Stockholders' equity
Common stock, 100,000,000 shares authorized and 57,023,319 shares and 57,023,319 shares issued at no par value at March 31, 2019 and March 31, 2018 respectively	17,543,961	17,543,961
Common shares to be issued	360,000
Accumulated losses	(16,449,316)	(10,980,558)
Other Comprehensives Income
Total stockholders' equity	1,454,645	6,563,403
Non-controlling interest	(52,478)	(41,004)
Total liabilities and stockholders' equity	$ 2,740,892	$ 6,677,434